Other financial disclosures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Financial Disclosures [Abstract]
Other financial obligations	€ 48,784	€ 59,537
Other short-term financial obligations	32,249	984
Purchase agreements	85,214	16,412
Short term financial obligations	€ 73,888	15,992
Long-term contract		€ 3,452	€ 4,194